UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2013

MFS® INSTITUTIONAL MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 23.2%
Major Banks - 13.0%
Bank of Montreal/Chicago Branch, 0.1%, due 12/04/13	$72,890,000	$72,890,000
Bank of Montreal/Chicago Branch, 0.15%, due 12/03/13	65,555,000	65,555,000
Bank of Montreal/Chicago Branch, 0.18%, due 1/07/14	2,000,000	2,000,000
Bank of Montreal/Chicago Branch, 0.19%, due 5/14/14	67,142,000	67,142,000
Bank of Nova Scotia/Houston Branch, 0.15%, due 2/25/14	153,521,000	153,521,000
Canadian Imperial Bank of Commerce/New York Branch, 0.06%, due 12/17/13	103,132,000	103,132,000
Toronto Dominion Holdings (USA), Inc., 0.085%, due 1/14/14	55,405,000	55,405,000
Toronto Dominion Holdings (USA), Inc., 0.1%, due 1/29/14	93,609,000	93,609,000
Toronto Dominion Holdings (USA), Inc., 0.135%, due 1/15/14	59,595,000	59,595,000

		$672,849,000
Other Banks & Diversified Financials - 10.2%
Branch Banking & Trust Co., 0.05%, due 12/02/13	$115,520,000	$115,520,000
Branch Banking & Trust Co., 0.07%, due 1/03/14	50,616,000	50,616,000
Branch Banking & Trust Co., 0.07%, due 1/08/14	42,473,000	42,473,000
Mizuho Corporate Bank (USA)/New York Branch, 0.17%, due 1/17/14	50,141,000	50,141,000
Mizuho Corporate Bank (USA)/New York Branch, 0.17%, due 1/28/14	61,800,000	61,800,000
Mizuho Corporate Bank (USA)/New York Branch, 0.22%, due 1/15/14	100,000,000	100,000,000
National Bank of Canada/New York Branch, 0.19%, due 4/22/14	107,310,000	107,310,000

		$527,860,000
Total Certificates of Deposit, at Cost and Value		$1,200,709,000

Commercial Paper (y) - 44.3%
Automotive - 7.9%
American Honda Finance Corp., 0.08%, due 1/10/14	$10,235,000	$10,234,090
American Honda Finance Corp., 0.1%, due 1/06/14	21,096,000	21,093,890
American Honda Finance Corp., 0.1%, due 1/09/14	34,800,000	34,796,230
American Honda Finance Corp., 0.1%, due 1/21/14	125,000,000	124,982,292
American Honda Finance Corp., 0.11%, due 1/23/14	21,835,000	21,831,464
Toyota Motor Credit Corp., 0.09%, due 12/03/13	78,444,000	78,443,608
Toyota Motor Credit Corp., 0.1%, due 2/04/14	115,210,000	115,189,198

		$406,570,772
Computer Software - Systems - 1.6%
International Business Machines Corp., 0.07%, due 12/05/13 (t)	$85,123,000	$85,122,338

Conglomerates - 1.1%
Siemens Capital Corp., 0.08%, due 12/18/13 (t)	$17,505,000	$17,504,339
United Technologies Corp., 0.05%, due 12/20/13 (t)	40,000,000	39,998,944

		$57,503,283
Consumer Products - 3.7%
Procter & Gamble Co., 0.07%, due 12/09/13 (t)	$51,400,000	$51,399,201
Procter & Gamble Co., 0.1%, due 2/10/14 (t)	139,072,000	139,044,572

		$190,443,773
Electronics - 1.3%
Emerson Electric Co., 0.05%, due 12/02/13 (t)	$38,200,000	$38,199,947
Emerson Electric Co., 0.08%, due 2/20/14 (t)	27,000,000	26,995,140

		$65,195,087

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Financial Institutions - 4.0%
General Electric Capital Corp., 0.05%, due 12/13/13	$74,648,000	$74,646,756
General Electric Capital Corp., 0.12%, due 2/11/14	131,900,000	131,868,344

		$206,515,100
Food & Beverages - 8.4%
Anheuser-Busch InBev Worldwide, Inc., 0.2%, due 2/03/14 (t)	$43,351,000	$43,335,586
Anheuser-Busch InBev Worldwide, Inc., 0.22%, due 1/06/14 (t)	12,759,000	12,756,193
Anheuser-Busch InBev Worldwide, Inc., 0.22%, due 1/21/14 (t)	15,670,000	15,665,116
Anheuser-Busch InBev Worldwide, Inc., 0.24%, due 1/22/14 (t)	54,500,000	54,481,107
Anheuser-Busch InBev Worldwide, Inc., 0.24%, due 1/27/14 (t)	39,268,000	39,253,078
Coca-Cola Co., 0.06%, due 1/07/14 (t)	26,496,000	26,494,366
Coca-Cola Co., 0.1%, due 2/18/14 (t)	14,937,000	14,933,722
Coca-Cola Co., 0.11%, due 1/24/14 (t)	4,267,000	4,266,296
Coca-Cola Co., 0.11%, due 2/21/14 (t)	100,000,000	99,974,944
Coca-Cola Co., 0.12%, due 12/10/13 (t)	18,268,000	18,267,452
Coca-Cola Co., 0.13%, due 12/17/13 (t)	10,245,000	10,244,408
Coca-Cola Co., 0.19%, due 6/23/14 (t)	32,370,000	32,335,148
Nestle Capital Corp., 0.02%, due 12/09/13 (t)	22,359,000	22,358,901
Pepsico, Inc., 0.06%, due 1/13/14 (t)	41,161,000	41,158,050

		$435,524,367
Major Banks - 9.7%
ANZ National (International) Ltd., 0.16%, due 2/03/14 (t)	$100,000,000	$99,971,556
Bank of Nova Scotia, 0.1%, due 1/03/14	599,000	598,945
JPMorgan Chase & Co., 0.22%, due 12/09/13	150,000,000	149,992,667
JPMorgan Chase & Co., 0.23%, due 3/17/14	47,557,000	47,524,793
Wells Fargo & Co., 0.14%, due 2/14/14	50,788,000	50,773,187
Wells Fargo & Co., 0.18%, due 12/06/13	141,845,000	141,841,454
Wells Fargo & Co., 0.2%, due 5/02/14	9,170,000	9,162,257

		$499,864,859
Oils - 1.0%
Exxon Mobil Corp., 0.08%, due 1/17/14	$50,261,000	$50,255,751

Retailers - 3.1%
Wal-Mart Stores, Inc., 0.04%, due 12/10/13 (t)	$21,412,000	$21,411,786
Wal-Mart Stores, Inc., 0.05%, due 12/16/13 (t)	80,000,000	79,998,333
Wal-Mart Stores, Inc., 0.06%, due 12/16/13 (t)	57,104,000	57,102,572

		$158,512,691
Tobacco - 2.5%
Philip Morris International, Inc., 0.05%, due 12/20/13 (t)	$25,000,000	$24,999,340
Philip Morris International, Inc., 0.09%, due 12/10/13 (t)	100,000,000	99,997,750
Philip Morris International, Inc., 0.1%, due 12/03/13 (t)	4,902,000	4,901,973

		$129,899,063
Total Commercial Paper, at Amortized Cost and Value		$2,285,407,084

U.S. Government Agencies and Equivalents (y) - 30.1%
Fannie Mae, 0.055%, due 12/18/13	$60,000,000	$59,998,442
Fannie Mae, 0.06%, due 2/19/14	83,475,000	83,463,870
Fannie Mae, 0.085%, due 12/11/13	22,950,000	22,949,458
Federal Home Loan Bank, 0.03%, due 12/04/13	20,000,000	19,999,950
Freddie Mac, 0.06%, due 1/14/14	24,142,000	24,140,230
U.S. Treasury Bill, 0.005%, due 12/12/13	100,000,000	99,999,847

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - continued
U.S. Treasury Bill, 0.027%, due 1/16/14	$129,000	$128,996
U.S. Treasury Bill, 0.028%, due 1/16/14	200,000,000	199,992,972
U.S. Treasury Bill, 0.03%, due 12/12/13	70,000,000	69,999,358
U.S. Treasury Bill, 0.03%, due 1/02/14	99,558,000	99,555,345
U.S. Treasury Bill, 0.043%, due 2/20/14	108,505,000	108,494,624
U.S. Treasury Bill, 0.045%, due 1/30/14	71,663,000	71,657,625
U.S. Treasury Bill, 0.05%, due 2/27/14	46,505,000	46,499,316
U.S. Treasury Bill, 0.06%, due 2/06/14	149,750,000	149,733,278
U.S. Treasury Bill, 0.07%, due 4/24/14	200,000,000	199,944,000
U.S. Treasury Bill, 0.075%, due 5/01/14	1,776,000	1,775,441
U.S. Treasury Bill, 0.078%, due 5/01/14	100,000,000	99,967,493
U.S. Treasury Bill, 0.085%, due 12/05/13	105,750,000	105,749,001
U.S. Treasury Bill, 0.09%, due 12/19/13	87,900,000	87,896,045
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$1,551,945,291

Floating Rate Demand Notes - 0.8%
Industrial Revenue - Other - 0.8%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.04%, due 12/02/13	$15,300,000	$15,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.04%, due 12/02/13	3,400,000	3,400,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.04%, due 12/02/13	11,900,000	11,900,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.04%, due 12/02/13	11,100,000	11,100,000
Total Floating Rate Demand Notes, at Cost and Value		$41,700,000

Repurchase Agreements - 1.6%
Goldman Sachs Repurchase Agreement, 0.07%, dated 11/29/13, due 12/02/13, total to be received $83,010,478 by Federal Agency obligations valued at $84,671,038 in an individually traded account), at Cost and Value	$83,010,000	$83,010,000
Total Investments, at Amortized Cost and Value		$5,162,771,375

Other Assets, Less Liabilities - (0.0)%		(342,093)
Net Assets - 100.0%		$5,162,429,282

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $5,162,771,375.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$5,162,771,375	$—	$5,162,771,375

For further information regarding security characteristics, see the Portfolio of Investments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2014

*	Print name and title of each signing officer under his or her signature.